Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Registrant Name	dei_EntityRegistrantName	PFS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001103243
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cwcfx
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2020
Prospectus Date	rr_ProspectusDate	Mar. 27, 2020